RELATED PARTIES BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Long-term investment	$ 55	$ 110
General and Administrative expenses	783	736	$ 719
Other income (expense), net	$ (55)	$ 44	$ 29